Fees Summary	Jun. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,660,000
Previously Paid Amount	0.00
Total Fee Amount	713.45
Total Offset Amount	0.00
Net Fee	713.45
Narrative - Max Aggregate Offering Price	$ 4,660,000
Final Prospectus	true